UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21212

Nuveen California AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California AMT-Free Municipal Income Fund (NKX)
	November 30, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 141.7% (99.2% of Total Investments)
	MUNICIPAL BONDS – 141.7% (99.2% of Total Investments)
	Consumer Staples – 5.3% (3.7% of Total Investments)
$ 1,130	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	$ 1,129,932
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
1,350	5.600%, 6/01/36	12/18 at 100.00	B+	1,175,702
325	5.650%, 6/01/41	12/18 at 100.00	B+	275,938
7,780	5.700%, 6/01/46	12/18 at 100.00	B+	6,460,590
110	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	106,277
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,190	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	No Opt. Call	BBB	2,189,781
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
6,950	5.750%, 6/01/47	6/17 at 100.00	B	5,864,619
17,130	5.125%, 6/01/47	6/17 at 100.00	B	13,155,325
865	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	695,581
	Bonds, Series 2007A-2, 5.300%, 6/01/37
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
8,450	5.375%, 6/01/38	6/15 at 100.00	B–	7,003,952
2,000	5.500%, 6/01/45	6/15 at 100.00	B–	1,576,640
48,280	Total Consumer Staples			39,634,337
	Education and Civic Organizations – 2.1% (1.5% of Total Investments)
1,050	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson	7/22 at 100.00	A1	1,137,066
	Laboratory, Series 2012, 5.000%, 7/01/37
70	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	70,945
	2005A, 5.000%, 10/01/35
45	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	46,821
	2006, 5.000%, 11/01/21
4,475	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies	8/23 at 100.00	BB	5,125,397
	Project, Series 2013A , 7.125%, 8/01/43
1,780	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/22 at 102.00	N/R	1,974,572
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
1,600	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento	1/22 at 100.00	N/R	1,718,912
	Valley & Northern Nevada Project, Series 2012A, 6.875%, 1/01/42
800	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 –	5/15 at 100.00	Aa2	816,088
	AMBAC Insured
300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	344,127
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
185	California Statewide Communities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	216,565
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
4,060	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa1	4,175,385
	5.000%, 9/01/34
14,365	Total Education and Civic Organizations			15,625,878
	Health Care – 19.8% (13.9% of Total Investments)
4,100	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	No Opt. Call	Ba2	4,645,915
1,630	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	7/20 at 100.00	AA	1,826,823
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
1,255	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	No Opt. Call	BBB+	1,361,223
	Angeles, Series 2012A, 5.000%, 11/15/29
1,000	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical	No Opt. Call	AA–	1,124,900
	Center, Series 2012A, 5.000%, 11/15/35
2,520	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	2,843,266
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
2,000	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services,	No Opt. Call	AA–	2,233,880
	Series 2012A, 5.000%, 10/01/33
1,405	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	1,602,360
	Series 2014A, 5.000%, 10/01/38
2,800	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	3,178,196
	Series 2014B, 5.000%, 10/01/44
335	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	AA–	377,907
	San Diego, Series 2011, 5.250%, 8/15/41
10,265	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	11,019,579
	5.250%, 11/15/46
750	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	831,788
	2010A, 5.750%, 7/01/40
685	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa1	711,749
	of Central California, Series 2007, 5.250%, 2/01/46
1,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	1,005,150
	West, Series 2005A, 5.000%, 3/01/35
4,920	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA	6,321,361
	System, Trust 2554, 18.324%, 7/01/47 – AGM Insured (IF)
1,815	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	1,867,708
	System, Series 2007A, 5.125%, 7/15/31
4,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/17 at 100.00	AA	4,354,440
	Healthcare West, Insured Series 2008K, 5.500%, 7/01/41 – AGC Insured
	California Statewide Community Development Authority, Revenue Bonds, Children’s Hospital of
	Los Angeles, Series 2007:
2,995	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	AA–	3,170,357
6,500	5.000%, 8/15/47	8/17 at 100.00	BBB+	6,687,135
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
895	5.250%, 7/01/24	7/15 at 100.00	B–	895,367
2,740	5.250%, 7/01/30	7/15 at 100.00	B–	2,740,493
730	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	775,158
	Series 2001C, 5.250%, 8/01/31
11,335	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	A+	11,681,283
	Series 2006, 5.000%, 3/01/41
5,020	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	AA+	5,246,251
	Series 2006, 5.000%, 3/01/41 – BHAC Insured (UB)
2,680	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	3,230,070
	Project, Series 2009, 6.750%, 2/01/38
6,160	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	Aa3	7,102,726
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
7,555	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	8,536,319
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
1,690	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	1,719,034
	2005A, 5.000%, 11/15/43
10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	AA–	10,636,799
	2007C, 5.000%, 8/15/38 – AMBAC Insured
760	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	876,326
	2008A, 8.250%, 12/01/38
2,600	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	2,794,428
	5.250%, 1/01/42
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
9,250	6.625%, 11/01/29	11/19 at 100.00	Ba1	10,147,712
7,500	6.750%, 11/01/39	11/19 at 100.00	Ba1	8,112,525
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010:
1,500	6.000%, 11/01/30	11/20 at 100.00	Ba1	1,587,060
2,595	6.000%, 11/01/41	11/20 at 100.00	Ba1	2,710,322
1,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	1,029,570
	Center, Series 2007A, 5.000%, 7/01/38
850	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	1,021,624
	7.500%, 12/01/41
9,085	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	9,747,660
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
2,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%, 7/01/37	9/17 at 100.00	A	2,115,700
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	AA–	1,055,090
	2009E, 5.000%, 5/15/38
136,920	Total Health Care			148,925,254
	Housing/Multifamily – 2.5% (1.7% of Total Investments)
485	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	545,082
	Series 2010A, 6.400%, 8/15/45
155	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	170,559
	Series 2012A, 5.500%, 8/15/47
350	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	393,372
	Series 2012B, 7.250%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country
	Club Series 2013A:
2,000	5.625%, 11/15/33	11/23 at 100.00	BBB–	2,173,660
8,000	6.000%, 11/15/48	11/23 at 100.00	BBB–	8,758,639
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
260	5.250%, 8/15/39	8/24 at 100.00	BBB	286,263
705	5.250%, 8/15/49	8/24 at 100.00	BBB	770,551
3,285	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho	4/23 at 100.00	BBB	3,509,563
	Vallecitos Mobile Home Park, Series 2013, 5.000%, 4/15/38
	La Verne, California, Mobile Home Park Revenue Refunding Bonds, Copacabana Mobile Home Park,
	Series 2014:
670	5.000%, 6/15/44	6/24 at 100.00	A	715,319
185	5.000%, 6/15/49	6/24 at 100.00	A	196,716
1,165	Poway, California, Housing Revenue Bonds, Revenue Bonds, Poinsettia Mobile Home Park, Series	5/15 at 100.00	AA–	1,175,963
	2003, 5.000%, 5/01/23
17,260	Total Housing/Multifamily			18,695,687
	Housing/Single Family – 0.2% (0.1% of Total Investments)
1,150	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L,	2/18 at 100.00	A–	1,172,782
	5.500%, 8/01/38
	Long-Term Care – 0.9% (0.6% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A+	3,511,200
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
1,575	California Health Facilities Financing Authority, Insured Revenue Bonds, California-Nevada	7/16 at 100.00	A+	1,639,418
	Methodist Homes, Series 2006, 5.000%, 7/01/36
1,500	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities	4/17 at 100.00	BBB+	1,545,750
	and Services Project, Series 2007A, 5.125%, 4/01/37
6,075	Total Long-Term Care			6,696,368
	Tax Obligation/General – 31.9% (22.3% of Total Investments)
3,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	8/22 at 100.00	Aa3	3,456,210
	Refunding Series 2012A, 5.000%, 8/01/29 – AGM Insured
1,000	California State, General Obligation Bonds, Refunding Series 2011, 5.250%, 9/01/25	9/21 at 100.00	Aa3	1,199,910
9,000	California State, General Obligation Bonds, Various Purpose and Refunding Series 2014,	12/23 at 100.00	Aa3	10,187,639
	5.000%, 12/01/43
	California State, General Obligation Bonds, Various Purpose Series 2009:
2,350	6.000%, 11/01/39	11/19 at 100.00	Aa3	2,865,825
1,300	5.500%, 11/01/39	11/19 at 100.00	Aa3	1,501,474
6,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	Aa3	7,344,840
	California State, General Obligation Bonds, Various Purpose Series 2011:
2,000	5.000%, 9/01/31	No Opt. Call	Aa3	2,289,660
4,090	5.000%, 9/01/41	9/21 at 100.00	Aa3	4,556,383
2,625	5.000%, 10/01/41	10/21 at 100.00	Aa3	2,927,663
	California State, General Obligation Bonds, Various Purpose Series 2013:
3,500	5.000%, 4/01/37	4/23 at 100.00	Aa3	3,970,890
2,000	5.000%, 2/01/43	No Opt. Call	Aa3	2,242,540
5,520	5.000%, 11/01/43	11/23 at 100.00	Aa3	6,242,513
	California State, General Obligation Bonds, Various Purpose Series 2014:
2,460	5.000%, 10/01/39	10/24 at 100.00	Aa3	2,832,321
9,000	5.000%, 10/01/44	10/24 at 100.00	Aa3	10,272,329
20,750	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA	5,679,483
	Bonds, Election 2005 Series 2010C, 0.000%, 8/01/43 – AGM Insured
12,050	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	13,340,193
	2006C, 5.000%, 8/01/31 – AGM Insured
2,500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	8/18 at 100.00	AA	2,828,300
	Election 2006 Series 2009B, 5.375%, 2/01/34 – AGC Insured
	East Side Union High School District, Santa Clara County, California, General Obligation
	Bonds, 2008 Election Series 2010B:
3,490	5.000%, 8/01/27 – AGC Insured	8/19 at 100.00	AA	3,928,972
3,545	5.000%, 8/01/28 – AGC Insured	8/19 at 100.00	AA	3,989,189
3,110	5.000%, 8/01/29 – AGC Insured	8/19 at 100.00	AA	3,481,987
230	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA	230,835
	Series 2003A, 5.000%, 6/01/28 – AGM Insured
7,100	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA	8,940,604
	Tender Option Bond Trust 2668, 9.706%, 2/01/16 – AGM Insured (IF)
5,000	Grossmont Healthcare District, California, General Obligation Bonds, Series 2007A, 5.000%,	7/17 at 100.00	Aa2	5,432,800
	7/15/37 – AMBAC Insured
6,000	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AA	6,377,160
	5.000%, 6/01/29 – AGM Insured (UB)
1,255	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/15 at 100.00	AA+	1,294,959
	Bonds, Series 2005A, 5.000%, 8/01/24 – AGM Insured
2,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-2,	7/15 at 100.00	Aa2	2,055,400
	5.000%, 7/01/24 – NPFG Insured
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	Aa2	5,987,000
	Refunding Series 2014C, 5.000%, 7/01/29
4,500	Mount Diablo Unified School District, Contra Costa County, California, General Obligation	8/25 at 100.00	AA	3,575,160
	Bonds, Series 2010A, 0.000%, 8/01/30 – AGM Insured
3,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AA	3,202,560
	Bonds, Series 2007, 4.500%, 9/01/30 – AGM Insured
10,080	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA–	5,550,350
	Series 2004A, 0.000%, 8/01/26 – NPFG Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA–	2,510,000
	2002, 5.250%, 8/01/21 – FGIC Insured
1,125	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	968,558
	Election of 1998, Series 1999A, 0.000%, 7/01/21 – FGIC Insured
11,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	6,250,325
	Refunding Series 2012R-1, 0.000%, 7/01/31
2,000	San Francisco Community College District, California, General Obligation Bonds, Series 2002A,	No Opt. Call	A2	2,007,720
	5.000%, 6/15/26 – FGIC Insured
5,000	San Jacinto Unified School District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	AA	5,442,850
	Series 2007, 5.250%, 8/01/32 – AGM Insured
250	San Jose-Evergreen Community College District, Santa Clara County, California, General	No Opt. Call	Aa1	258,895
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured
1,500	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	No Opt. Call	AAA	2,323,860
	Bond Trust 3646, 18.165%, 8/01/17 (IF)
	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997
	Election Series 2011F:
7,230	0.000%, 8/01/42 – AGM Insured	8/21 at 21.00	AA	1,103,443
10,450	0.000%, 8/01/43 – AGM Insured	8/21 at 19.43	AA	1,475,122
21,225	0.000%, 8/01/44 – AGM Insured	8/21 at 17.98	AA	2,774,532
12,550	0.000%, 8/01/45 – AGM Insured	8/21 at 16.64	AA	1,514,785
23,425	0.000%, 8/01/46 – AGM Insured	8/21 at 15.39	AA	2,605,094
2,870	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Election	8/24 at 100.00	AA	3,254,637
	2012, Series 2014B, 5.000%, 8/01/39 – AGM Insured
10,000	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	2,928,700
	Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/41
	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,
	Election 2008 Series 2011D:
23,280	7.400%, 8/01/47 – AGC Insured	8/37 at 100.00	AA	18,008,243
38,845	0.000%, 8/01/50 – AGM Insured	8/37 at 100.00	AA	30,034,565
15,780	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA	8,385,492
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
3,905	West Kern Community College District, California, General Obligation Bonds, Election 2004,	11/17 at 100.00	A+	4,071,392
	Series 2007C, 5.000%, 10/01/32 – SYNCORA GTY Insured
8,345	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	4,602,601
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
1,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	1,112,190
	2011C, 5.250%, 8/01/47
346,715	Total Tax Obligation/General			239,418,153
	Tax Obligation/Limited – 48.2% (33.8% of Total Investments)
2,235	Antioch Public Financing Authority, California, Lease Revenue Refunding Bonds, Municipal	No Opt. Call	AA–	2,238,308
	Facilities Project, Refunding Series 2002A, 5.500%, 1/01/32 – NPFG Insured
2,000	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/17 at 100.00	A–	2,036,660
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
655	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C,	9/23 at 100.00	N/R	738,355
	Series 2013A, 5.000%, 9/01/27
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	No Opt. Call	N/R	1,000,190
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
7,895	Brea and Olinda Unified School District, Orange County, California, Certificates of	No Opt. Call	AA	7,926,343
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured
1,165	Burbank Public Financing Authority, California, Revenue Refunding Bonds, Golden State	No Opt. Call	A	1,169,567
	Redevelopment Project, Series 2003A, 5.250%, 12/01/22 – AMBAC Insured
2,250	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for	2/21 at 100.00	A+	2,788,785
	Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26
	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center
	for Self-Sufficiency Corporation, Series 2004:
1,215	5.000%, 12/01/19 – AMBAC Insured	No Opt. Call	AA+	1,219,848
1,535	5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	AA+	1,541,109
1,615	5.000%, 12/01/21 – AMBAC Insured	No Opt. Call	AA+	1,621,428
1,695	5.000%, 12/01/22 – AMBAC Insured	No Opt. Call	AA+	1,701,746
1,780	5.000%, 12/01/23 – AMBAC Insured	No Opt. Call	AA+	1,787,084
1,865	5.000%, 12/01/24 – AMBAC Insured	No Opt. Call	AA+	1,872,423
7,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A1	8,237,320
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/31
	California State Public Works Board, Lease Revenue Bonds, Department of Education, Riverside
	Campus Project, Series 2012H:
2,790	5.000%, 4/01/30	No Opt. Call	A1	3,215,670
2,065	5.000%, 4/01/31	No Opt. Call	A1	2,372,644
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	No Opt. Call	A1	4,013,760
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
3,100	California State Public Works Board, Lease Revenue Bonds, Department of Health Services,	11/15 at 100.00	A1	3,225,457
	Richmond Lab, Series 2005B, 5.000%, 11/01/30 – SYNCORA GTY Insured
5,920	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs,	5/15 at 100.00	A1	5,945,397
	Southern California Veterans Home – Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 –
	AMBAC Insured
20,330	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New	10/24 at 100.00	A1	23,039,582
	Stockton Courthouse, Series 2014B, 5.000%, 10/01/39
1,990	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California,	No Opt. Call	A1	2,256,561
	Various Projects Series 2013A, 5.000%, 3/01/33
5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A1	5,924,450
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A1	2,460,620
	2009-I, 6.375%, 11/01/34
165	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	169,948
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
3,020	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A	3,106,825
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,100	Chula Vista Public Financing Authority, California, Pooled Community Facility District	9/15 at 100.00	AA–	1,111,033
	Assessment Revenue Bonds, Series 2005A, 4.500%, 9/01/27 – NPFG Insured
1,430	Cloverdale Community Development Agency, California, Tax Allocation Bonds, Cloverdale	8/16 at 100.00	N/R	1,444,200
	Redevelopment Project, Refunding Series 2006, 5.000%, 8/01/36 – AMBAC Insured
	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Projects, Second Lien Series 2010B:
1,230	5.000%, 8/01/25	8/20 at 100.00	N/R	1,277,589
530	5.750%, 8/01/26	8/20 at 100.00	N/R	568,436
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	No Opt. Call	AA–	3,148,302
	Project, Series 2002A, 5.125%, 11/01/25 – NPFG Insured
	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services
	Facility Phase II, Series 2001:
9,605	5.000%, 1/01/21 – AMBAC Insured	1/15 at 100.00	A2	9,626,515
5,000	5.250%, 1/01/34 – AMBAC Insured	1/15 at 100.00	A2	5,005,750
3,000	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing,	3/22 at 100.00	AA–	3,227,310
	Series 2012, 5.000%, 9/01/41
350	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	No Opt. Call	A–	352,457
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/22 at 100.00	A–	1,104,310
	Refunding Series 2012, 5.000%, 9/01/32
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/23 at 100.00	A1	1,142,340
	Asset-Backed Bonds, Series 2013A, 5.000%, 6/01/30
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
7,250	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	AA	7,424,290
2,000	5.000%, 6/01/45	6/15 at 100.00	A1	2,043,820
11,065	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A1	11,307,434
7,500	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA	7,662,375
20,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA	20,866,000
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686, 8.953%, 6/01/45 –
	AGC Insured (IF) (4)
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A1	2,131,460
	Revenue Bonds, Tender Option Bonds Trust 2040, 11.872%, 6/01/45 – FGIC Insured (IF)
425	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	BB+	426,853
	5.000%, 9/01/35 – SYNCORA GTY Insured
3,345	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	N/R	3,414,676
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured
1,700	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,813,373
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	No Opt. Call	N/R	2,377,006
	Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
1,985	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	2,070,375
710	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	738,847
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
75	5.000%, 9/01/26	9/16 at 100.00	N/R	77,036
175	5.125%, 9/01/36	9/16 at 100.00	N/R	179,569
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities
	District 39 Eastvale Area, Series 2012A:
1,000	5.000%, 9/01/37	9/22 at 100.00	N/R	1,033,090
2,000	5.125%, 9/01/42	9/22 at 100.00	N/R	2,066,460
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills
	Improvement Area D, Series 2014A:
1,140	5.500%, 9/01/33	9/23 at 100.00	N/R	1,283,765
2,105	5.750%, 9/01/44	9/23 at 100.00	N/R	2,373,135
2,765	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta	No Opt. Call	N/R	2,768,512
	Canyon Improvement Area 2, Series 2006, 5.250%, 9/01/37
2,000	Lammersville Joint Unified School District, California, Community Facilities District 2007-1,	9/23 at 100.00	N/R	2,340,760
	Mountain House – Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013,
	6.000%, 9/01/38
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment
	Project Areas Housing Programs, Subordinate Refunding Series 2003:
2,505	4.750%, 8/01/23 – NPFG Insured	8/15 at 102.00	AA–	2,573,762
2,425	4.750%, 8/01/27 – NPFG Insured	8/15 at 102.00	AA–	2,477,065
3,500	Livermore Redevelopment Agency, California, Tax Allocation Revenue Bonds, Livermore	2/15 at 100.00	AA–	3,528,315
	Redevelopment Project Area, Series 2001A, 5.000%, 8/01/26 – NPFG Insured
6,190	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	6,285,388
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,500	Los Osos, California, Improvement Bonds, Community Services Wastewater Assessment District 1,	No Opt. Call	AA–	1,503,120
	Series 2002, 5.000%, 9/02/33 – NPFG Insured
475	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	595,812
	2011A, 7.250%, 9/01/38
9,270	Moreno Valley Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A,	8/17 at 100.00	A–	9,685,667
	5.000%, 8/01/38 – AMBAC Insured
3,230	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2005, 5.000%,	8/15 at 100.00	AA–	3,254,677
	8/01/35 – NPFG Insured
1,000	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside	No Opt. Call	N/R	1,004,030
	Village Improvement Area 1, Series 2005, 5.200%, 9/01/35
170	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	216,327
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
65	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	79,562
	Project, Series 2011, 6.750%, 9/01/40
2,810	Oakland Joint Powers Financing Authority, California, Lease Revenue Bonds, Administration	8/18 at 100.00	AA	3,174,963
	Building Projects, Series 2008B, 5.000%, 8/01/21 – AGC Insured
3,300	Pacifica, California, Certificates of Participation, Series 2008, 5.375%, 1/01/37 –	1/16 at 102.00	A–	3,431,307
	AMBAC Insured
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 1,	No Opt. Call	AA–	5,033,300
	Refunding Series 2002, 5.000%, 4/01/25 – NPFG Insured
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
3,830	5.250%, 9/01/30	9/23 at 100.00	N/R	4,281,557
3,445	5.750%, 9/01/39	9/23 at 100.00	N/R	3,895,572
615	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	692,595
	2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39
2,000	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities	9/23 at 100.00	N/R	2,249,600
	District 2001-1 May Farms Improvement Area 1,2 and 3, Refunding Series 2014A,
	5.375%, 9/01/33
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
60	6.000%, 9/01/33	No Opt. Call	N/R	62,095
135	6.125%, 9/01/41	No Opt. Call	N/R	139,667
540	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	602,397
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
4,140	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series	No Opt. Call	A	4,145,423
	2003A, 5.000%, 6/01/28 – AMBAC Insured
390	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	No Opt. Call	AA–	390,792
	Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
5,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	742,750
7,200	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,003,032
210	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	241,133
	2011A, 5.750%, 9/01/30
1,250	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1,	9/23 at 100.00	N/R	1,420,275
	Series 2013, 5.500%, 9/01/39
3,000	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	BBB+	3,028,140
	Projects, Series 2005A, 5.000%, 10/01/35 – SYNCORA GTY Insured
40	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	49,981
	Area, Series 2011B, 6.500%, 10/01/25
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott
	Road, Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	723,584
1,775	5.000%, 9/01/42	9/22 at 100.00	N/R	1,917,266
1,000	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community	No Opt. Call	AA–	1,003,710
	Facilities District 1, Series 2004, 5.000%, 9/01/25 – NPFG Insured
4,475	Roseville Finance Authority, California, Special Tax Revenue Bonds, Series 2007A, 5.000%,	9/17 at 100.00	N/R	4,585,219
	9/01/33 – AMBAC Insured
1,500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch,	9/15 at 100.00	N/R	1,513,530
	Series 2005, 5.050%, 9/01/30
1,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AA–	1,670,955
	5.400%, 11/01/20 – NPFG Insured
3,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,	No Opt. Call	A+	3,341,910
	5.400%, 11/01/20
3,080	San Bernardino Joint Powers Financing Authority, California, Certificates of Participation	3/15 at 100.00	AA–	3,080,123
	Refunding, Police Station Financing Project, Series 1999, 5.500%, 9/01/20 – NPFG Insured
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,131,930
	Series 2012A, 5.000%, 4/01/42
4,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/24 at 100.00	AAA	4,674,000
	Series 2014A, 5.000%, 4/01/36
4,930	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	No Opt. Call	AA–	4,935,423
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
690	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	741,095
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
2,700	San Francisco City and County Redevelopment Financing Authority, California, Tax Allocation	No Opt. Call	AA–	1,978,560
	Revenue Bonds, San Francisco Redevelopment Projects, Series 1998D, 0.000%, 8/01/24 –
	NPFG Insured
2,000	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA	2,282,880
	Improvement Projects, Series 2009A, 5.200%, 4/01/26
30	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	36,819
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
30	7.000%, 8/01/33	2/21 at 100.00	BBB+	36,613
40	7.000%, 8/01/41	2/21 at 100.00	BBB+	48,817
380	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 100.00	N/R	418,281
	Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33
5,150	San Jacinto Unified School District, Riverside County, California, Certificates of	9/20 at 100.00	AA	5,831,448
	Participation, Series 2010, 5.375%, 9/01/40 – AGC Insured
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	No Opt. Call	AA	4,016,120
	Project, Series 2001F, 5.000%, 9/01/19 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2005A:
3,310	5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	AA–	3,410,359
5,025	5.000%, 8/01/28 – NPFG Insured	8/15 at 100.00	AA–	5,157,308
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	107,515
1,110	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	1,193,417
360	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	385,499
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
1,000	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Refunding	9/22 at 100.00	N/R	1,094,920
	Series 2012D, 5.000%, 9/01/36
3,000	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	No Opt. Call	A	3,077,520
	Series 1999A, 5.500%, 6/01/23 – AMBAC Insured
50	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	57,078
	7.000%, 10/01/26
3,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%,	No Opt. Call	AA–	3,493,735
	9/01/34 – FGIC Insured
	Sweetwater Union High School District Public Financing Authority, California, Special Tax
	Revenue Bonds, Series 2005A:
3,565	5.000%, 9/01/25 – AGM Insured	9/15 at 100.00	AA	3,683,501
5,510	5.000%, 9/01/28 – AGM Insured	9/15 at 100.00	AA	5,650,174
2,980	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	No Opt. Call	N/R	2,975,977
	District 03-02 Roripaugh, Series 2006, 5.500%, 9/01/36
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	No Opt. Call	AA–	2,178,641
	Project 1, Series 2002, 5.125%, 8/01/27 – NPFG Insured
	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010:
1,205	5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA	1,338,996
3,250	5.250%, 9/01/39 – AGM Insured	9/20 at 100.00	AA	3,663,238
4,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	5,022,945
	2012A, 5.000%, 10/01/32 – AGM Insured
1,020	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,100,631
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
4,235	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014,	9/22 at 102.00	N/R	4,646,515
	5.500%, 9/01/31
6,000	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment	11/19 at 100.00	AA	7,004,520
	Project 1, Police Facility Subordinate Series 2009, 6.250%, 11/01/39
3,455	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds,	9/15 at 100.00	N/R	3,498,429
	Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36
95	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	115,586
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
353,695	Total Tax Obligation/Limited			362,630,249
	Transportation – 6.4% (4.4% of Total Investments)
1,115	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	1,265,358
	2013S-4, 5.250%, 4/01/48
4,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/15 at 100.00	BBB–	4,003,520
	1995A, 5.000%, 1/01/35
6,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/24 at 100.00	BB+	8,001,383
	Bonds, Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
14,885	5.750%, 1/15/46	1/24 at 100.00	BBB–	17,143,202
14,885	6.000%, 1/15/53	1/24 at 100.00	BBB–	17,365,734
41,635	Total Transportation			47,779,197
	U.S. Guaranteed – 4.0% (2.8% of Total Investments) (5)
1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds,	8/16 at 100.00	AA– (5)	1,541,879
	Series 2006B, 5.250%, 8/01/30 (Pre-refunded 8/01/16) – FGIC Insured
780	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (5)	829,156
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
220	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA (5)	332,462
	Option Bond Trust 3211, 13.577%, 10/01/32 (Pre-refunded 4/01/18) (IF)
3,000	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	No Opt. Call	Aaa	3,693,960
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 – AGM Insured (ETM)
2,250	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	1/28 at 100.00	Aaa	2,934,810
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 (Pre-refunded 1/01/28) –
	AMBAC Insured
1,112	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	1,424,872
	Tender Option Bond Trust 1065, 9.426%, 3/01/33 (Pre-refunded 3/01/18) (IF)
2,200	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25	5/15 at 100.00	Aa2 (5)	2,245,034
	(Pre-refunded 5/01/15) – AMBAC Insured
1,045	Central Unified School District, Fresno County, California, General Obligation Bonds, Series	3/15 at 100.00	N/R (5)	1,059,620
	1993, 5.625%, 3/01/18 – AMBAC Insured (ETM)
6,000	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	8,050,080
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
1,115	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (5)	1,151,617
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
5,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	A1 (5)	5,658,180
	Bonds, Series 2005, 5.000%, 7/01/27 (Pre-refunded 7/01/15) – NPFG Insured
1,105	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1 (5)	1,145,609
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 (Pre-refunded 9/01/15) – NPFG Insured
325	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (5)	367,916
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) –
	AMBAC Insured
26,077	Total U.S. Guaranteed			30,435,195
	Utilities – 4.5% (3.2% of Total Investments)
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds,
	Series 2007A:
2,490	5.000%, 11/15/35	No Opt. Call	A	2,879,760
1,835	5.500%, 11/15/37	No Opt. Call	A	2,245,967
10,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	11,186,499
	2012B, 5.000%, 7/01/43
4,280	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/23 at 100.00	AA–	5,078,948
	2013B, 5.000%, 7/01/28
3,750	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender	No Opt. Call	AA–	5,529,750
	Option Bond Trust 3345, 18.093%, 7/01/20 (IF) (4)
2,450	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	2,476,460
	9/01/31 – SYNCORA GTY Insured
100	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	No Opt. Call	N/R	100,234
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
1,000	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	1/20 at 100.00	AA–	1,163,740
	Bonds, Series 2010-1, 5.000%, 7/01/28
2,975	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project	7/24 at 100.00	AA–	3,434,132
	Series 2014A, 5.000%, 7/01/37
28,880	Total Utilities			34,095,490
	Water and Sewer – 15.9% (11.2% of Total Investments)
13,200	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Series 2010, 5.125%,	5/19 at 100.00	AA	13,829,111
	5/01/40 – AGM Insured
11,600	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	13,397,651
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego
	County Water Authority Desalination Project Pipeline, Series 2012:
8,000	5.000%, 7/01/37	No Opt. Call	Baa3	8,270,480
12,200	5.000%, 11/21/45	No Opt. Call	Baa3	12,594,181
1,000	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	1,059,040
	8/01/36 – NPFG Insured
2,250	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA	2,316,285
	10/01/36 – AGM Insured
1,685	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	1,766,352
	5.000%, 4/01/36 – NPFG Insured
5,000	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A	5,226,550
	AMBAC Insured
12,230	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects	10/15 at 100.00	AA–	12,605,461
	Revenue Bonds, District 14, Subordinate Series 2005B, 5.000%, 10/01/34 – FGIC Insured
16,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/22 at 100.00	AA	17,955,680
	2012A, 5.000%, 7/01/43
7,890	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/24 at 100.00	AA	9,016,298
	2014A, 5.000%, 7/01/44
	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding
	Series 2013A:
2,000	5.000%, 6/01/34	6/23 at 100.00	AA	2,320,380
3,500	5.000%, 6/01/35	6/23 at 100.00	AA	4,043,515
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,033,033
	Bond Trust 09-8B, 17.543%, 7/01/35 (IF) (4)
1,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	1,520,670
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
2,500	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds,	6/24 at 100.00	AA	2,927,875
	Sacramento Regional County Sanitation District, Series 2014A, 5.000%, 12/01/33
9,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AA+	9,960,390
	Series 2008A, 5.000%, 5/01/38 – AGM Insured
110,225	Total Water and Sewer			119,842,952
$ 1,131,277	Total Long-Term Investments (cost $955,369,231)			1,064,951,542

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.2% (0.8% of Total Investments)
	MUNICIPAL BONDS – 1.2% (0.8% of Total Investments)
	Health Care – 1.2% (0.8% of Total Investments)
$ 6,940	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 7,042,295
	Health System, Series 2014A, 6.000%, 7/10/15 (6)
675	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	684,950
	Health System, Series 2014B, 6.000%, 7/10/15 (6)
1,030	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	1,045,182
	Health System, Series 2014C, 6.000%, 7/10/15 (6)
$ 8,645	Total Short-Term Investments (cost $8,645,000)			8,772,427
	Total Investments (cost $964,014,231) – 142.9%			1,073,723,969
	Floating Rate Obligations – (0.9)%			(6,755,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (4.7)% (7)			(35,250,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (38.8)% (8)			(291,600,000)
	Other Assets Less Liabilities – 1.5%			11,465,585
	Net Assets Applicable to Common Shares – 100%			$ 751,584,554

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,064,951,542	$ —	$1,064,951,542
Short-Term Investments:
Municipal Bonds	—	—	8,772,427	8,772,427
Total	$ —	$1,064,951,542	$8,772,427	$1,073,723,969

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Balance at the beginning of period	$ —
Gains (losses):
Net realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	127,427
Purchases at cost	8,645,000
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$8,772,427

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of November 30, 2014, were as follows:

	Market Value	Techniques	Unobservable Inputs	Range
Short-Term Municipal Bonds	$8,772,427	Discounted Cash Flow	Municipal BBB Benchmark	1%-4%
			B - Rated Hospital Sector

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $956,157,746.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$111,291,233
Depreciation	(478,111)
Net unrealized appreciation (depreciation) of investments	$110,813,122

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 3.3%.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.2%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2015